Summary of Significant Accounting Policies (Details) - USD ($)	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Liabilities:
Warrant liability	$ 823,844	$ 817,155	$ 1,381,465
Premium conversion derivatives	314,660	308,395	462,174
Total liabilities at fair value	1,138,504	1,125,550	1,843,639
Level 3 [Member]
Liabilities:
Warrant liability	823,844	817,155	1,381,465
Premium conversion derivatives	314,660	308,395	462,174
Total liabilities at fair value	1,138,504	1,125,550	1,843,639
Level 1 [Member]
Liabilities:
Warrant liability
Premium conversion derivatives
Total liabilities at fair value
Level 2 [Member]
Liabilities:
Warrant liability
Premium conversion derivatives
Total liabilities at fair value